UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22472

RIVERNORTH OPPORTUNITIES FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.
Attn: Abigail J. Murray
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Item 1 – Schedule of Investments.

RiverNorth Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 87.64%
244,179	Aberdeen Asia-Pacific Income Fund, Inc.	$1,089,038
164,577	Adams Diversified Equity Fund, Inc.	1,963,404
51,207	Advent Claymore Convertible Securities and Income Fund	633,431
122,669	Advent Claymore Convertible Securities and Income Fund II	635,425
6,273	Advent/Claymore Enhanced Growth & Income Fund	49,431
226,054	AllianzGI Convertible & Income Fund II	1,010,462
64,251	AllianzGI Diversified Income & Convertible Fund	1,053,716
168,044	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,932,505
309,050	Alpine Total Dynamic Dividend Fund	2,200,436
180,221	Ares Dynamic Credit Allocation Fund, Inc.	2,277,993
427,330	BlackRock Debt Strategies Fund, Inc.	1,414,462
179,962	BlackRock Multi-Sector Income Trust	2,771,415
69,526	Blackstone/GSO Long-Short Credit Income Fund	891,323
140,084	Blackstone/GSO Strategic Credit Fund	1,807,084
167,336	Brookfield Global Listed Infrastructure Income Fund, Inc.	1,750,335
95,500	Brookfield Mortgage Opportunity Income Fund, Inc.	1,399,075
39,432	Calamos Dynamic Convertible & Income Fund	644,713
278,287	Calamos Global Dynamic Income Fund	1,811,648
24,981	Clough Global Allocation Fund	293,027
22,556	Clough Global Equity Fund	248,116
399,909	Clough Global Opportunities Fund	3,759,145
43,998	Duff & Phelps Global Utility Income Fund, Inc.	612,012
119,748	Eaton Vance Floating-Rate Income Trust	1,457,333
164,608	Eaton Vance Limited Duration Income Fund	2,029,617
8,100	Eaton Vance Short Duration Diversified Income Fund	105,624
64,900	General American Investors Co., Inc.	1,852,895
556,158	Invesco Senior Income Trust	2,141,208
54,500	Kayne Anderson MLP Investment Co.	836,575
67,550	Legg Mason BW Global Income Opportunities Fund, Inc.	738,322
69,206	LMP Capital and Income Fund, Inc.	784,796
61,080	Neuberger Berman Real Estate Securities Income Fund, Inc.	287,076
21,619	NexPoint Credit Strategies Fund	391,736
192,602	Nuveen Credit Strategies Income Fund	1,446,441
45,352	Nuveen Floating Rate Income Opportunity Fund	427,216
14,319	Nuveen Global Equity Income Fund	146,054
50,343	Nuveen Global High Income Fund	636,336
42,306	Nuveen Quality Income Municipal Fund, Inc.	609,206
179,320	Nuveen Senior Income Fund	998,812
207,168	PIMCO Dynamic Credit Income Fund	3,621,297
109,205	Prudential Global Short Duration High Yield Fund, Inc.	1,527,778
409,557	Royce Value Trust, Inc.	4,288,062
22,677	Source Capital, Inc.	1,458,358
105,895	Sprott Focus Trust, Inc.	562,302
28,700	Tortoise Energy Infrastructure Corp.	698,558
87,820	Tri-Continental Corp.	1,641,356
38,964	Voya Emerging Markets High Income Dividend Equity Fund	263,007
91,436	Voya Prime Rate Trust	439,807
34,956	Wells Fargo Advantage Multi-Sector Income Fund	383,118
81,607	Western Asset Emerging Markets Income Fund, Inc.	779,347
24,470	Zweig Fund, Inc.	293,395

Shares/Description		Value
35,482	Zweig Total Return Fund, Inc.	$404,850

TOTAL CLOSED-END FUNDS
(Cost $64,057,125)		61,498,678

BUSINESS DEVELOPMENT COMPANIES - 6.16%
85,000	American Capital Ltd.(a)	1,191,700
13,604	American Capital Senior Floating Ltd.	116,042
158,326	Apollo Investment Corp.	802,713
11,300	Ares Capital Corp.	157,070
204,856	Medley Capital Corp.	1,370,487
42,133	Solar Capital Ltd.	683,397

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $4,549,131)		4,321,409

Shares/Description		Value
SHORT-TERM INVESTMENTS - 6.82%
Money Market Fund
4,784,801	State Street Institutional Treasury Money Market Fund (7 Day Yield 0.13%)	4,784,801

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,784,801)		4,784,801

TOTAL INVESTMENTS - 100.62%
(Cost $73,391,057)		70,604,888
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.62)%		(435,575)
NET ASSETS - 100.00%		$70,169,313

(a)	Non-income producing security.

Common Abbreviations:
Ltd. - Limited.
MLP - Master Limited Partnership.

See Notes to Quarterly Schedule of Investments.

RiverNorth Opportunities Fund, Inc.
Notes to Quarterly Statement of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s investment objective is total return consisting of capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund may not be appropriate for all investors.

The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”). All Underlying Funds will be registered under the Securities Act of 1933, as amended (the “Securities Act”).  The Fund will incur higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties with respect to the Fund. In addition, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Fund. Based on experience, however, the Fund expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the Statement of Investments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund’s ultimately realize upon sale of the securities. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2016.

Portfolio Valuation: The net asset value per Common Share of the Fund is determined no less frequently than daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per Common Share is calculated in the manner authorized by the Fund’s Board of Directors (the “Board”). Net asset value is computed by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its Common Shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the first-in/first-out cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

RiverNorth Opportunities Fund, Inc.
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$61,498,678	$–	$–	$61,498,678
Business Development Companies	4,321,409	–	–	4,321,409
Short-Term Investments	4,784,801	–	–	4,784,801
Total	$70,604,888	$–	$–	$70,604,888

The Fund recognizes transfers between the levels as of the end of the period. For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Tax Basis Information

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of January 31, 2016, was as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
RiverNorth Opportunities Fund, Inc.	$97,725	$(2,883,894)	$(2,786,169)	$73,391,057

Item 2 – Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIVERNORTH OPPORTUNITIES FUND, INC.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	March 31, 2016

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	March 31, 2016